Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Opening balance	$ 21.4	$ 32.0
Additions	4.3	0.0
Depreciation	(7.3)	(6.8)
Disposals	(0.5)	(3.8)
Total right-of-use-assets	$ 17.9	$ 21.4